Assets held for sale and discontinued operations - Summary of Statement of Comprehensive Income for discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from discontinued operations	£ 76	£ 74	£ 5,083
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	(106)	(218)	(1,362)
Tax on items that will never be reclassified to profit or loss	27	59	341
Total items from continuing operations that will never be reclassified to profit or loss	(95)	(196)	(1,011)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	218	240	0
Net gains in respect of cost of hedging	(52)	26	(16)
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income	1	21	(25)
Tax on items that may be reclassified subsequently to profit or loss	(40)	(66)	11
Total items from continuing operations that may be reclassified subsequently to profit or loss	(225)	(114)	684
Other comprehensive (loss)/income for the year	(330)	(300)	(554)
Total comprehensive income for the year	2,575	1,991	7,243
Discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from discontinued operations	76	74	5,083
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	0	0	(313)
Tax on items that will never be reclassified to profit or loss	0	0	78
Total items from continuing operations that will never be reclassified to profit or loss	0	0	(235)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	0	0	6
Net gains in respect of cost of hedging	0	0	4
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income	(13)	13	0
Tax on items that may be reclassified subsequently to profit or loss	3	(3)	(2)
Total items from continuing operations that may be reclassified subsequently to profit or loss	(10)	10	8
Other comprehensive (loss)/income for the year	(10)	10	(227)
Total comprehensive income for the year	£ 66	£ 84	£ 4,856